SCHEDULE OF LOANS TO CUSTOMERS (Details) $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Receivables [Abstract]
Margin loans	$ 2,066	$ 16,082		$ 25,418
Loans to customer from money lending business (note)	6,464	50,309
Less: allowance for expected credit losses	(775)	(6,033)	$ (1,223)	(9,517)	$ (10,944)
Total	$ 7,755	$ 60,358		$ 15,901